Securities (Tables)	12 Months Ended
Dec. 31, 2013
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2013:
U.S. government agencies	$21,000	$––	$(849)	$20,151
State and political subdivisions	6,196	191	––	6,387
Equity securities	4	22	––	26

	$27,200	$213	$(849)	$26,564

Available-for-sale Securities:
December 31, 2012:
U.S. government agencies	$23,980	$93	$(3)	$24,070
State and political subdivisions	10,345	414	––	10,759
Equity securities	4	20	––	24

	$34,329	$527	$(3)	$34,853

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2013:
State and political subdivisions	$955	$15	$––	$970

December 31, 2012:
State and political subdivisions	$2,768	$72	$––	$2,840

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)

Within one year	$––	$––	$386	$399
One to five years	6,402	6,418	569	571
Five to ten years	14,794	14,520	––	––
After ten years	6,000	5,600	––	––

	27,196	26,538	955	970

Equity securities	4	26	––	––

Totals	$27,200	$26,564	$955	$970

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$20,151	$(849)	$––	$––	$20,151	$(849)

Total temporarily impaired securities	$20,151	$(849)	$––	$––	$20,151	$(849)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
	(In thousands)

US Government agencies	$2,997	$(3)	$––	$––	$2,997	$(3)

Total temporarily impaired securities	$2,997	$(3)	$––	$––	$2,997	$(3)